Defined Benefit Plans - Summary of Estimated Approximate Effects on the Defined Benefit Obligation (Detail) - Aegon Nederland N.V. [member] - EUR (€)	Dec. 31, 2017	Dec. 31, 2016
Demographic actuarial assumption on mortality rates by 10% Variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	€ (69)	€ (83)
Decrease in actuarial assumptions	77	94
Financial actuarial assumptions of discount rates by 100 basis points variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	(447)	(545)
Decrease in actuarial assumptions	605	732
Finance actuarial assumption on salary increase rate by 100 basis points variation [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	4	19
Decrease in actuarial assumptions	(4)	(19)
Finance actuarial assumption on indexation rate by 100 basis points variation [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase in actuarial assumptions	140	170
Decrease in actuarial assumptions	€ (128)	€ (158)